Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt

	June 30,	December 31,
	2022	2021
Principal	$2,196,233	$2,196,233
Accrued interest	3,049,304	4,205,144
Debt discount	(219,380)	(226,823)
Total long term debt	$5,026,157	$6,174,554

Long term debt, current	$8,565	$3,256
Long term debt	$5,017,592	$6,171,298

Schedule of long-term debt maturities

2022	$3,525
2023	10,795
2024	14,078
2025	18,359
2026	23,943
Thereafter	2,125,533
Total	$2,196,233